1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

January 31, 2025

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986; 811-21475

Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information for RBC BlueBay Access Capital Community Investment Fund, RBC BlueBay Emerging Market Debt Fund, RBC BlueBay Core Plus Bond Fund, RBC BlueBay Strategic Income Bond Fund, RBC BlueBay High Yield Bond Fund, RBC Enterprise Fund, RBC BlueBay Impact Bond Fund, RBC Microcap Value Fund, RBC Small Cap Core Fund, RBC Small Cap Value Fund, RBC SMID Cap Growth Fund, and RBC BlueBay U.S. Government Money Market Fund contained in Post-Effective Amendment No. 173 to Registrant’s Registration Statement on Form N-1A, filed on January 27, 2025, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2025, accession number 0001193125-25-013445.

Should you have any questions, please do not hesitate to contact me at (202) 261-3304.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen